Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Liabilities

6. Other Liabilities

Other accrued expenses consist of the following:

	December 31,
	2020	2019
(in thousands)
Interest rate cap and accrued interest payable	$25,266	$1,520
Operating lease liability	20,894	34,072
Rebates due to retailers	11,246	6,979
Contingent consideration	10,733	24,502
Client deposits	10,706	8,674
Client refunds related to the Take 5 Matter	9,417	14,946
Employee insurance reserves	8,759	9,418
Taxes	6,602	6,342
Holdbacks	5,764	2,630
Note payable related to contingent consideration	4,048	9,385
Restructuring charges	1,344	2,615
Other accrued expenses	6,979	7,752

Total other accrued expenses	$121,758	$128,835

Other long-term liabilities consist of the following:

	December 31,
	2020	2019
(in thousands)
Operating lease liability	$44,737	$84,902
Contingent consideration	35,168	23,147
Workers’ compensation and other insurance reserves	30,552	29,718
Deferred employer social security taxes	24,034	—
Interest rate cap	900	2,294
Holdbacks	504	926
Taxes	525	525
Other long-term liabilities	5,490	4,785

Total other long-term liabilities	$141,910	$146,297

Under the workers’ compensation programs, the estimated liability for claims incurred but unpaid at December 31, 2020 and 2019 were $56.2 million and $55.9 million, respectively. These amounts include reported claims as well as claims incurred but not reported. As of December 31, 2020, $25.6 million and $30.6 million of this liability was included in the “Accrued compensation and benefits” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively. As of December 31, 2019, $26.2 million and $29.7 million of this liability was included in the “Accrued compensation and benefits” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively. In connection with its deductible limits, the Company has standby letters-of-credit as of December 31, 2020 and 2019 in the amount of $60.7 million and $63.5 million, respectively, and a $7.5 million surety bond as of December 31, 2020 supporting the estimated unpaid claim liabilities.

The CARES Act (as further described in Note 15, Income Taxes) provides for deferred payment of the employer portion of social security taxes between March 27, 2020 and December 31, 2020, with 50% of the deferred amount due December 31, 2021 and the remaining 50% due December 31, 2022. The Company began deferring payment of the employer share of the security taxes in April 2020. As of December 31, 2020, $24.0 million and $24.0 million of this liability was included in the “Accounts payable” and “Other long-term liabilities”, respectively, in the Consolidated Balance Sheets.

Contingent Consideration Liabilities

Each reporting period, the Company measures the fair value of its contingent liabilities by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss. The Company has reassessed the fair value of contingent consideration, noting that as of December 31, 2020, projected EBITDA related to acquisitions, which was anticipated to contribute to measurement period EBITDA, was higher than expected. This reassessment resulted in a fair value adjustment of a $7.2 million loss that was included in “Selling, general, and administrative expenses” in the Consolidated Statements of Operations and Comprehensive Loss. The remaining change in fair value for the year ended December 31, 2020 was due to present value accretion that was included in “Interest expense, net” in the Consolidated Statements of Operations and Comprehensive Loss. As of December 31, 2020, the maximum potential payment outcomes were $286.2 million.

The Company had unsecured loan notes in aggregate of $4.0 million outstanding as of December 31, 2020 to settle contingent considerations related to 2017 sales acquisitions, which is included in “Other accrued expenses” in the Consolidated Balance Sheets.

The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	Year Ended December 31,
(in thousands)	2020	2019
Beginning of the period	$47,649	$85,977
Fair value of acquisitions	14,766	2,519
Payments	(21,875)	(37,100)
Note issuance for settlements	(4,048)	(9,385)
Changes in fair value	9,971	6,064
Foreign exchange translation effects	(562)	(426)

End of the period	$45,901	$47,649